Fair value measurement and financial instruments - Financial Liabilities Measured at Fair Value (Details) - Level 3 - Fair Value, Recurring - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,140	$ 822	$ 0
Additions for new instruments issued	45,156	292	544
Increase in fair value of preferred stock warrants		26	278
Ending balance	$ 39,863	$ 1,140	$ 822